Schedule of Investments (unaudited) January 31, 2020	iShares® Interest Rate Hedged High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 98.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	1,285,719	$112,538,984

Total Investment Companies — 98.0% (Cost: $113,291,364)		112,538,984

Short-Term Investments

Money Market Funds — 37.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(a)(c)(d)	41,419,665	41,444,517
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(c)	1,214,000	1,214,000

		42,658,517

Total Short-Term Investments — 37.1% (Cost: $42,655,209)		42,658,517

Total Investments in Securities — 135.1% (Cost: $155,946,573)		155,197,501

Other Assets, Less Liabilities — (35.1)%		(40,347,411)

Net Assets — 100.0%		$114,850,090

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased	Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	49,926,142	—	(8,506,477	)(b)	41,419,665	$41,444,517	$24,496	(c)	$6,016		$(5,227)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,324,000	—	(110,000	)(b)	1,214,000	1,214,000	9,680		—		—
iShares iBoxx $ High Yield Corporate Bond ETF	1,285,719	—	—		1,285,719	112,538,984	1,306,505		—		925,718

						$155,197,501	$1,340,681		$6,016		$920,491

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
1.82%	Semi-annual	1.75%	Quarterly	N/A	12/09/21	$(43,279)	$(322,976)	$516,669	$(839,645)
2.38	Semi-annual	1.75	Quarterly	N/A	01/12/23	(11,135)	(332,803)	169,042	(501,845)
2.46	Semi-annual	1.75	Quarterly	N/A	01/12/25	(16,944)	(916,808)	269,016	(1,185,824)
1.44	Semi-annual	1.75	Quarterly	N/A	12/08/26	(138)	(527)	2,632	(3,159)
2.23	Semi-annual	1.75	Quarterly	N/A	12/09/26	(14,275)	(797,677)	469,056	(1,266,733)
3.25	Semi-annual	1.75	Quarterly	N/A	10/18/28	(1,762)	(262,693)	(211,632)	(51,061)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
2.34%	Semi-annual	1.75%	Quarterly	N/A	12/08/36	$(245)	$(26,083)	$(12,964)	$(13,119)
3.33	Semi-annual	1.75	Quarterly	N/A	10/24/48	(10)	(3,838)	(14,437)	10,599

							$(2,663,405)	$1,187,382	$(3,850,787)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$112,538,984	$—	$—	$112,538,984
Money Market Funds	42,658,517	—	—	42,658,517

	$155,197,501	$—	$—	$155,197,501

Derivative financial instruments(a)
Assets
Swaps	$—	$10,599	$—	$10,599
Liabilities
Swaps	—	(3,861,386)	—	(3,861,386)

	$—	$(3,850,787)	$—	$(3,850,787)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

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